Other revenues (Tables)	12 Months Ended
Dec. 31, 2015
Revenues [Abstract]
Other revenues
Related party other revenues comprise the following items:

	Year Ended December 31,
(In US$ millions)	2015	2014	2013
Termination payments revenue	74.7	—	—
Related party other revenues	13.4	—	5.8
Total	88.1	—	5.8